Retirement Plans (Schedule of Change in Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning projected benefit obligations	$ 782	$ 826
Service cost	42	39	$ 32
Interest cost	24	21	23
Foreign exchange impact and other	114	(52)
Employee contributions	9	7
Actuarial (gains) losses	(116)	(40)
Benefits paid	(26)	(19)
Ending projected benefit obligations	829	782	$ 826
Ending accumulated benefit obligations	$ 786	$ 748